Financial Instruments (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Monthly equity line of credit agreement	$ 5,000
Equity line of credit agreement	$ 180,000
Percentage of line of credit agreement to go towards convertible note payable	60.00%
Restricted funds	$ 32,224	$ 132,246
Cash and cash equivalents	83,238	67,462			$ 184,173
Current liabilities	335,076	503,638
Contractual commitments	131,428
Unrealized gain or loss on foreign exchange	(666)	9,108
Amended Senior Secured Convertible Note
Disclosure of risk management strategy related to hedge accounting [line items]
Notes payable	$ 210,379
Convertible debenture interest rate	5.00%		5.00%
Price Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Amount of increase or decrease in comprehensive loss due to 10% of increase or decrease in the fair value of these financial assets	$ 22,335	37,100
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Restricted funds	29,994
Expected credit loss	1,927	66
Maximum exposure to credit risk	$ 158,461	$ 522,908
Economic Dependence Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of sales recorded from Société québécoise du cannabis	17.00%	42.00%
Percentage of sales recorded from the Ontario Cannabis Store	30.00%	20.00%
Percentage of sales recorded from the Alberta Gaming, Liquor and Cannabis agency	15.00%	14.00%
Percentage of trade receivable from crown corporations Societe quebecoise du cannabis		13.00%
Percentage of trade receivable from the Ontario Cannabis Store	42.00%	29.00%
Percentage of trade receivables from the Alberta Gaming, Liquor and Cannabis agency	23.00%	13.00%
Liquidity Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 83,238	$ 67,462
Trade receivables	42,999	37,421
Current liabilities	335,076	503,638
Contractual commitments	44,147
Foreign Currency Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 104,215	$ 434,838	$ 81,266	$ 348,931
Immaterial change in foreign exchange rates	1.00%
Unrealized gain or loss on foreign exchange	$ 1,042